Share-based compensation - Schedule of Share Options Outstanding (Details)	6 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	862,084	1,032,302	1,019,930	827,642
Weighted average remaining contractual life (years)	2 years 9 months 21 days	3 years 8 months 4 days
Number of options exercisable (in shares)	557,997	537,377
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	142,052	234,120
Weighted average remaining contractual life (years)	2 months 26 days	1 year 2 months 23 days
Number of options exercisable (in shares)	142,052	234,120
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	18,500	18,500
Weighted average remaining contractual life (years)	4 years 8 months 19 days	5 years 8 months 19 days
Number of options exercisable (in shares)	18,500	18,500
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	83,628	87,401
Weighted average remaining contractual life (years)	2 years 3 months 25 days	4 years 3 months 7 days
Number of options exercisable (in shares)	83,628	87,401
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 60.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	572,014	619,670
Weighted average remaining contractual life (years)	3 years 5 months 15 days	4 years 5 months 15 days
Number of options exercisable (in shares)	284,389	169,088
26.43 - 60.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 60.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	45,890	72,611
Weighted average remaining contractual life (years)	2 years 10 months 2 days	3 years 9 months
Number of options exercisable (in shares)	29,428	28,268
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 95.12	$ 95.12